Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Current assets
Cash	$ 13,477	$ 25,019
Restricted cash	3,073	2,841
Short-term investments	21,853	21,597
Accounts receivable, net	46,098	59,767
Prepaid expenses and other current assets, net	108,367	74,072
Total current assets	192,868	183,296
Non-current assets
Long-term investment	290	286
Property, software and equipment, net	23,463	24,195
Construction in progress	24,335
Intangible asset	413	408
Deferred tax assets, net	11,781	11,947
Other non-current assets	3,759	30,821
Right-of-use assets	2,056	2,243
Total non-current assets	66,097	69,900
TOTAL ASSETS	258,965	253,196
Current liabilities
Short-term borrowings	82,082	80,394
Long-term borrowing, current	36	71
Accounts payable	46,918	41,404
Contract liabilities	6,104	5,730
Tax payable	1,464	1,468
Accrued expenses and other current liabilities	6,089	10,697
Operating lease liabilities, current	835	834
Total current liabilities	150,547	147,257
Non-current liabilities
Operating lease liabilities, non-current	1,157	1,333
Long-term borrowing, non-current	1,377	1,358
Warrant liabilities	50	50
Total non-current liabilities	15,272	15,257
Total liabilities	165,819	162,514
Commitments and contingencies (Note 18)
Shareholders’ equity
Additional paid in capital	232,989	233,014
Accumulated deficit	(198,601)	(199,329)
Accumulated other comprehensive loss	(1,227)	(1,146)
Total SUNCAR TECHNOLOGY GROUP INC’s shareholders’ equity	33,172	32,550
Non-controlling interests	59,974	58,132
Total shareholders’ equity	93,146	90,682
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	258,965	253,196
Related Party
Current liabilities
Amount due to related parties, current	7,019	6,659
Non-current liabilities
Amount due to related parties, non-current	12,688	12,516
Class A Ordinary Shares
Shareholders’ equity
Ordinary shares value	6	6
Class B Ordinary Shares
Shareholders’ equity
Ordinary shares value	$ 5	$ 5